SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Government departments		$ 16,394	$ 12,934
Employees	[1]	330	433
Prepaid expenses and advances to suppliers		15,465	15,829
Restricted deposits		6	484
Related Parties		224	403
Other		165	1,214
Total		$ 32,584	$ 31,297	[2]

[1]	Includes gains (losses) from trading securities still held by the Company for the years 2013, 2014 and 2015 in amounts of $ 985, $ 908 and $ 114, respectively (see Note 4).
[2]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).